Financial Results, Net (Details) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Financial Results, Net [Abstract]
- Interest income	$ 82,440	$ 286,167	$ 259,849
- Dividends income		57,959	21,858
Finance income	82,440	344,126	281,707
- Interest expense	(2,116,467)	(1,523,742)	(1,484,486)
- Others financial costs	(184,245)	(194,326)	(166,681)
Subtotal finance costs	(2,300,712)	(1,718,068)	(1,651,167)
Less: Capitalized finance costs	67,396	26,093	4,711
Finance costs	(2,233,316)	(1,691,975)	(1,646,456)
Foreign exchange, net	(2,300,712)	(1,718,068)	(1,651,167)
- Fair value gains of financial assets at fair value through profit or loss	58,966	(5,821,173)	757,828
- Gain from derivative financial instruments	723,964	1,211,425	(475,402)
- Gain/ (Loss) from repurchase of non-convertible notes	389,435	385,224	182,494
Dividends income	4,560		(367)
Total finance income	4,560		(367)
Other financial results	1,176,925	(4,224,524)	464,553
- Inflation adjustment	(320,863)	(784,603)	(172,075)
Total financial results, net	$ (1,294,814)	$ (6,356,976)	$ (1,072,271)